Fees Summary	Jun. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 191,290,798.58
Previously Paid Amount	0.00
Total Fee Amount	10,584.14
Total Offset Amount	0.00
Net Fee	$ 10,584.14
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A